FINANCIAL ASSETS AND LIABILITIES - Interest Rate Risk Management (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	$ 500,000	$ 500,000
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.22%
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.93%
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Notional amount	$ 100,000
Fixed Interest Rate	2.512%
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.215%
Interest Rate Swap 5 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.919%
Interest Rate Swap 6 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	2.405%
Interest Rate Swap 7 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	2.5752%
Interest Rate Swap 8 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.898%
Interest Rate Swap 9 [Member]
Derivative [Line Items]
Notional amount	$ 50,000
Fixed Interest Rate	1.8625%
Total [Member]
Derivative [Line Items]
Notional amount	$ 500,000